Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings per Share
Net earnings attributable to shareholders of Fairfax	$ 3,874.9	$ 4,381.8
Preferred share dividends	(48.6)	(49.7)
Excess of book value over consideration of preferred shares redeemed	53.5
Net earnings attributable to common shareholders - basic and diluted	$ 3,879.8	$ 4,332.1
Weighted average common shares outstanding - basic (in shares)	22,373,092	23,182,558
Share-based payment awards (in shares)	1,790,368	1,823,558
Weighted average common shares outstanding - diluted (in shares)	24,163,460	25,006,116
Net earnings per common share - basic (in dollars per share)	$ 173.41	$ 186.87
Net earnings per common share - diluted (in dollars per share)	$ 160.56	$ 173.24